COMMITMENTS	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS	COMMITMENTS
    At December 31, 2024, the future minimum payments under non-cancellable commitments were as follows:

	Environmental Remediation (a)	Real Estate Projects (b)	Commitments (c)	Total
2025	$4,283	$25,668	$1,272	$31,223
2026	763	11,382	660	12,805
2027	437	5,901	312	6,650
2028	274	9,545	71	9,890
2029	228	537	76	841
Thereafter	1,908	7,505	440	9,853
	$7,893	$60,538	$2,831	$71,262

(a)Environmental remediation represents our estimate of potential liability associated with environmental contamination and Natural Resource Damages (NRD) in Port Gamble, Washington. See Note 13 — Environmental and Natural Resource Damage Liabilities for additional information.
(b)Primarily consisting of payments expected to be made on our Wildlight and Heartwood development projects.
(c)Commitments include other purchase obligations.